Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 22,599	$ 16,845
Accounts receivable and unbilled receivable	3,545	3,942
Other receivables – related party		419
Inventories	127	150
Prepayments, deposits, and other current assets	996	2,532
Total current assets	27,267	23,888
Property and equipment, net	13,298	14,937
Intangible assets, net	4,522	3,868
Operating lease – right-of-use asset, net	202
Deferred IPO costs	1,095
Other assets	141	250
Total assets	46,525	42,943
Current liabilities:
Accounts payable	161	123
Accrued expenses and other current liabilities	1,701	3,061
Unearned revenues	1,146	1,273
Taxes payable	1,058	1,203
Due to the related parties	1,078	106
Short-term bank loan		345
Current maturities of operating lease liability	88
Total current liabilities	5,232	6,111
Long-term portion of operating lease liability	184
Total Liabilities	5,416
Commitments and contingencies
Shareholders’ equity:
Class A Ordinary Share, $0.00004 par value, 1,000,000,000 shares authorized; 13,500,000 shares issued and outstanding	1	1
Class B Ordinary Share, $0.00004 par value, 250,000,000 shares authorized; 9,000,000 shares issued and outstanding
Additional paid-in capital	1,487	1,487
Statutory surplus reserves	789	789
Retained earnings	40,832	33,014
Accumulated other comprehensive (loss)/ income	(2,000)	1,541
Total shareholders’ equity	41,109	36,832
Total liabilities and shareholders’ equity	$ 46,525	$ 42,943